Exhibit 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-18	16-Jan-18	15-Feb-18
To	31-Jan-18	15-Feb-18
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	938,296,000.00

Required Participation Amount	$938,296,000.00
Excess Receivables	$14,945,219.06

Total Collateral	953,241,219.06

Collateral as Percent of Notes	125.43%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,161,080,553.15
Total Principal Collections	($2,223,239,746.03)
Investment in New Receivables	$2,066,574,640.05
Receivables Added for Additional Accounts	$0.00
Repurchases	($61,165,258.89)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,349,913.12)
Less Servicing Adjustment	($5,098,731.24)

Ending Balance	$5,173,801,543.92

SAP for Next Period	18.42%

Average Receivable Balance	$5,287,693,906.84
Monthly Payment Rate	42.05%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,691,953.50
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,691,953.50

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	94.14%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	1.559450%
Applicable Margin	0.430000%
	1.989450%

	Actual	Per $1000
Interest	1,259,985.00	1.66
Principal	—	—

		1.66
Total Due Investors	1,259,985.00
Servicing Fee	781,913.33

Excess Cash Flow	1,026,721.10

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.77%
Pass / Fail	PASS
Seller's Interest as a percent of the notes of each series		25.43%